Long-term debt	3 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
11. Long-term debt

	As of
	March 31,	December 31,
(in thousands of U.S. dollars)	2017	2016
Lampung facility:
Export credit tranche	$135,148	$138,868
FSRU tranche	34,296	35,340
Gallant facility:
Commercial tranche	127,852	130,222
Export credit tranche	35,750	36,667
Grace facility:
Commercial tranche	153,750	—
Export credit tranche	33,000	—
Outstanding principal	519,796	341,097
Lampung facility unamortized debt issuance cost	(8,882)	(9,357)
Gallant facility unamortized fair value of debt assumed	818	908
Grace facility unamortized fair value of debt assumed	2,050	—
Total debt	513,782	332,648
Less: Current portion of long-term debt	(45,458)	(32,208)
Long-term debt	$468,324	$300,440

Lampung facility

PT Hoegh LNG Lampung is the Borrower and Höegh LNG is the guarantor for the Lampung facility.

The primary financial covenants under the Lampung facility are as follows:

•	Borrower must maintain a minimum debt service coverage ratio of 1.10 to 1.00 for the preceding nine-month period tested beginning from the second quarterly repayment date of the export credit tranche;
•	Guarantor’s book equity must be greater than the higher of (i) $200 million and (ii) 25% of total assets; and
•	Guarantor’s free liquid assets (cash and cash equivalents or available draws on credit facilities) must be greater than $20 million.

As of March 31, 2017, the borrower and the guarantor were in compliance with the financial covenants under the Lampung facility.

The Lampung facility requires cash reserves that are held for specifically designated uses, including working capital, operations and maintenance and debt service reserves. Distributions are subject to “waterfall” provisions that allocate revenues to specified priorities of use (such as operating expenses, scheduled debt service, targeted debt service reserves and any other reserves) with the remaining cash being distributable only on certain dates and subject to satisfaction of certain conditions, including meeting a 1.20 historical debt service coverage ratio, no default or event of default then continuing or resulting from such distribution and the guarantor not being in breach of the financial covenants applicable to it. The Lampung facility limit, among other things, the ability of the borrower to change its business, sell or grant liens on its property including the PGN FSRU Lampung , incur additional indebtedness or guarantee other indebtedness, make investments or acquisitions, enter into intercompany transactions and make distributions.

Gallant/Grace facility

The Gallant/Grace facility includes two borrowers, the Partnership’s subsidiaries owning the Höegh Gallant and the Höegh Grace. The Gallant/Grace facility includes two commercial tranches and the export credit tranche related to the Höegh Gallant (the “Gallant facility”) and a commercial tranche and the export credit tranche related to the Höegh Grace (the “Grace facility”).

Höegh LNG, Höegh LNG Colombia Holdings Ltd., Höegh LNG FSRU III Ltd. and the Partnership are guarantors for the facility.

The primary financial covenants under the Gallant/Grace facility are as follows:

•	Höegh LNG must maintain
o	Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of
▪	$200 million, and
▪	25% of total assets
o
Free liquid assets (cash and cash equivalents, publicly trade debt securities with an A rating with Standard & Poor’s and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of

▪	$20 million,
▪	5% of total consolidated indebtedness provided on a recourse basis, and
▪	Any amount specified to be a minimum liquidity requirement under any legal obligation.

•	The Partnership must maintain
o	Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of
▪	$150 million, and
▪	25% of total assets
o
Free liquid assets (cash and cash equivalents, publicly trade debt securities with an A rating with Standard & Poor’s and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of

▪	$15 million, and
▪	$3 million multiplied by the number of vessels owned or leased by the Partnership

•	Each Borrower must maintain
o	Current assets greater than current liabilities as defined in the agreements, and
o	A ratio of EBITDA to debt service (principal repayments, guarantee commission and interest expense) of a minimum of 115%

In addition, a security maintenance ratio based on the aggregate market value of the Höegh Gallant, the Höegh Grace and any additional security must be at least 125% of the aggregate outstanding loan balance.

If the security maintenance ratio is not maintained, the relevant Borrower has 30 days to provide more security or to repay part of the loan to be in compliance with the ratio no later than 30 days after notice from the lenders.

As of March 31, 2017, Höegh LNG, the Partnership and each Borrower were in compliance with the financial covenants.

Under the Gallant/Grace facility, cash accounts are freely available for the use of the Borrowers, unless there is an event of default. Cash can be distributed as dividends or to service loans of owners and affiliates provided that after the distribution the Borrowers would remain in compliance with the financial covenants and security maintenance ratio. The Gallant/Grace facility limits, among other things, the ability of the Borrowers to change their business, sell or grant liens on their property including the Höegh Gallant or the Höegh Grace, incur additional indebtedness or guarantee other indebtedness, make investments or acquisitions and enter into intercompany debt that is not subordinated to the Gallant/Grace facility.